Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $15,181,940.00.
Narrative - Max Aggregate Offering Price	$ 15,181,940.00
Final Prospectus	true